Income Taxes (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Reduced tax attributes, principally net operating loss carry-forwards												$ 5,100,000,000
Reduced tax attributes through tax bases in assets												2,600,000,000
Deferred tax liability	1,934,200,000				1,817,300,000				1,934,200,000	1,817,300,000		3,100,000,000
Limit on net operating loss usage, per annum												230,000,000
Deferred tax assets related to Global NOL's	2,700,000,000								2,700,000,000
U.S. Federal NOLs					4,900,000,000					4,900,000,000
Deferred tax assets, valuation allowance	1,495,300,000				1,578,900,000				1,495,300,000	1,578,900,000
Number of fiscal years supporting need for valuation allowance									3 years
Deferred tax liabilities, foreign withholding taxes	1,400,000								1,400,000
Reduction in foreign withholding taxes	10,200,000								10,200,000
Additional domestic deferred income taxes	19,600,000								19,600,000
Provision for income taxes	28,600,000	13,200,000	29,300,000	12,800,000	37,000,000	2,700,000	38,500,000	38,500,000	92,500,000	133,800,000	158,600,000
Deferred tax liabilities, domestic income taxes	167,100,000								167,100,000
Liability for uncertain tax positions	3,000,000								3,000,000
Uncertain tax position including interest and penalties, foreign currency revaluation									100,000
Recognized increase in interest and penalties associated with uncertain tax positions									700,000
Decrease in foreign currency translation, netted against uncertain tax positions										300,000
Unrecognized tax benefits total	333,400,000				330,400,000				333,400,000	330,400,000
Potential decrease to tax benefits, minimum	0								0
Potential decrease to tax benefits, maximum	5,000,000								5,000,000
Accrued liability for interest and penalties	13,300,000								13,300,000
Relating To Cumulative Federal NOLs [Member]
Income Tax Contingency [Line Items]
Deferred tax asset	1,800,000,000								1,800,000,000
Net operating loss carry-forwards									5,200,000,000
Deferred tax assets, valuation allowance	1,300,000,000								1,300,000,000
Relating To Cumulative Federal NOLs [Member] | Pre-Emergence [Member]
Income Tax Contingency [Line Items]
Net operating loss carry-forwards									2,600,000,000
Relating To Cumulative State NOLs [Member]
Income Tax Contingency [Line Items]
Net operating loss carry-forwards									453,000,000
Cumulative state NOL's	9,600,000,000								9,600,000,000
State NOL expiring this year	308,000,000								308,000,000
Relating To Cumulative Foreign NOLs [Member]
Income Tax Contingency [Line Items]
Net operating loss carry-forwards									408,000,000
Foreign NOLs carryforwards	3,000,000,000								3,000,000,000
Deferred tax assets, valuation allowance	211,000,000								211,000,000
Internal Revenue Services [Member]
Income Tax Contingency [Line Items]
Alternative minimum tax credits	1,400,000								1,400,000
Liabilities For Unrecognized Tax Benefits [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits total	320,100,000				317,800,000				320,100,000	317,800,000
CIT Group Inc. [Member]
Income Tax Contingency [Line Items]
Provision for income taxes									$ 367,900,000	$ 482,200,000	$ 656,600,000